UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-3333

Exact name of registrant as specified in charter:  USAA TAX EXEMPT FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:      EILEEN M. SMILEY
                                            USAA TAX EXEMPT FUND, INC.
                                            9800 FREDERICKSBURG ROAD
                                            SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2005




ITEM 1.  REPORT TO STOCKHOLDERS.
THE USAA LONG-TERM FUND  -  SEMI-ANNUAL REPORT  FOR PERIOD ENDING SEPTEMBER 30,
2005

[LOGO OF USAA]
   USAA(R)

                         USAA LONG-TERM Fund

                                      [GRAPHIC OF USAA LONG-TERM FUND]

                         S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    SEPTEMBER 30, 2005                            USAA NATIONAL TAX-EXEMPT FUNDS

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    1

MANAGER'S COMMENTARY                                                          4

FUND RECOGNITION                                                              6

INVESTMENT OVERVIEW                                                           8

FINANCIAL INFORMATION

   Portfolio of Investments                                                  14

   Notes to Portfolio of Investments                                         31

   Financial Statements                                                      32

   Notes to Financial Statements                                             35

EXPENSE EXAMPLE                                                              44

ADVISORY AGREEMENT                                                           46

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                  . . . WE BELIEVE MONEY MARKET AND SHORT-TERM
[PHOTO OF CHRISTOPHER W. CLAUS]     BOND INVESTORS MAY LOOK FORWARD TO HIGHER
                                           YIELDS IN THE COMING MONTHS.

                                                         "

                                                                    October 2005
--------------------------------------------------------------------------------

                 Over the years, your USAA fixed-income team has earned a reputation for repeatedly delivering "best-in-class" performance. Our portfolio managers have built their track record on a commitment to risk management, a disciplined approach to income accumulation, and strong fundamental credit analysis. In the months ahead, they will be particularly watchful for inflationary trends. Inflation is an important consideration for most fixed-income investors - specifically, whether inflation will increase, causing interest rates to spike and thereby eroding both purchasing power and investment principal.

                 I believe that we will see an uptick in inflation, largely because of increased energy and commodity prices. Inflation control is a publicly stated goal of the Federal Reserve Board (the Fed), which is likely to use monetary policy (i.e., interest rates) as a tactic. However, unless inflation rises dramatically, the Fed is expected to maintain a measured approach, raising short-term interest rates in quarter-percent increments into early 2006.

                 As a result, we believe money market and short-term bond investors may look forward to higher yields in the coming months. Even if inflation increases, we believe that short-term interest rates - and therefore, yields - could be higher than the inflation rate, which was not the case during much of the last two years when rates were at historically low levels.

                 On the longer end of the yield curve, I believe that interest rates will drift upward, with the 10-year U.S. Treasury rate reaching a range of between 4.75% and 5.00%. Although a spike seems unlikely given the confidence of fixed-income investors that the Fed can control inflation, long-term investors may see a decline in the value of their holdings.

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         from the PRESIDENT

                 Remember, as interest rates rise, bond prices fall. However, lower bond prices in the near term could be somewhat offset by higher yields.

                 In this environment, we continue to pursue a threefold strategy. First, we seek to generate high current income, which is important for long-term performance. Second, we seek to limit share price volatility by positioning the portfolio at advantageous points along the yield curve. Third, we focus on credit analysis to identify opportunities in the market and determine if they offer adequate reward for their given level of risk.

                 In this environment, investors would be wise to be patient and let their money work for them. Furthermore, as yields rise, investors can make the most of the power of compounding by investing the income they receive from their investments.

                 As always, your portfolio management team will continue working hard on your behalf. We remain committed to providing you with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers. From all of us here at USAA Investment Management Company, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 As interest rates rise, existing bond prices fall. o Some income may be subject to state or local taxes or the federal alternative minimum tax. o Past performance is no guarantee of future results.

 . . . C O N T I N U E D
========================--------------------------------------------------------

[LOGO OF LIPPER FUND AWARDS]       FIVE USAA TAX-EXEMPT MUTUAL FUNDS AWARDED THE
         USA 2005                  2005 LIPPER FUND AWARD FOR CONSISTENT RETURN

I am pleased to announce that USAA's tax-exempt bond funds continue to be recognized for the consistency of their performance through all market cycles. Recently, the tax-exempt USAA New York Bond Fund and USAA Virginia Bond Fund were named "Best Fund for Consistent Return" in their respective categories for the five-year period ending December 31, 2004. Lipper, a leading global provider of mutual fund information and analysis, also named the tax-exempt USAA Long-Term Fund, USAA California Bond Fund, and USAA Florida Tax-Free Income Fund as "Best Fund for Consistent Return" in their respective categories for the 10-year period ended December 31, 2004.

Lipper presents these awards annually to the fund in each Lipper classification that achieved the highest consistent return scores. A fund's consistent return score evaluates its risk-adjusted returns, adjusted for volatility and the strength of the fund's performance relative to peers, for the overall time periods ended December 31, 2004. Consistent return is a quantitative metric that incorporates risk-adjusted return and the strength of the fund's performance trend.

This is the third year that Lipper Fund Awards have been presented to U.S.-based mutual fund winners. The awards are given to funds in 17 countries in Asia, Europe, and the United States.

The USAA funds were chosen among 99, 43, and 22 funds in the categories of General Municipal Debt Funds, California Municipal Debt Funds, and Florida Municipal Debt Funds, respectively, for the 10-year period and among 87 and 30 New York Municipal Debt Funds and Virginia Bond Funds, respectively, for the 5-year period. Lipper Fund Awards are not intended to predict future results and Lipper does not guarantee the accuracy of this information. A detailed explanation of the Consistent Return calculation methodology is available at www.lipperleaders.com. Lipper is a leading global provider of mutual fund research.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF ROBERT R. PARISEAU]   ROBERT R. PARISEAU, CFA
                                USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2005, TO SEPTEMBER 30, 2005?

                 Your USAA Long-Term Fund provided a total return of 3.22% versus an average of 2.50% for the 270 funds in the Lipper General Municipal Debt Funds Average. This compares to a 2.80% return for the Lehman Brothers Municipal Bond Index and a 2.93% return for the Lipper General Municipal Debt Funds
                 Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.40%, well above the 3.78% of the Lipper category average. A long-term realized capital gain of approximately $0.03 to $0.04 per share is currently expected to be paid to shareholders in December 2005.

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

                 True to his word, Federal Reserve Chairman Alan Greenspan continued to increase short-term interest rates. From March to September, the Federal Reserve Board (the Fed) raised the federal funds target rate from 2.75% to 3.75%. During this time, longer-term interest rates fell and climbed twice before ending the period slightly lower than they began. Over the last 12 months, longer maturities have outperformed shorter maturities by a considerable margin.

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING?

                 The Fund remains fully invested in a diversified portfolio of longer-term, investment-grade municipal bonds. We invest with an income orientation because OVER TIME income usually provides the vast majority of a bond's total return. We strived to balance.

                 REFER TO PAGE 11 FOR BENCHMARK DEFINITIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 income generation against the potential for price volatility by focusing on the 20- to 30-year maturity range - a somewhat defensive posture which, in combination with our income orientation, boosted performance.

                 Because of higher interest rates and with credit spreads near the long-term average, we have been more inclined to purchase better-quality, medium-grade securities (rated BBB and A). We continue to be selective about bonds rated low in their category (such as BBB- health care issuers), because they are still trading at very narrow spreads.

HOW DID THE MUNICIPAL MARKET WEATHER HURRICANE KATRINA?

                 Because we have minimal exposure to Louisiana, Alabama, and Mississippi, we do not expect damage from Hurricane Katrina to affect the Fund significantly. Furthermore, our few holdings are insured, and the rating agencies have reviewed and confirmed the bond insurers' credit ratings. Not only have the insurers widely diversified their risk, but they have ample resources to weather Katrina's impact. They are required to make interest and principal payments only when those payments are due.

WHAT IS THE OUTLOOK?

                 Many investors are concerned that higher commodity and energy prices, exacerbated by hurricane damage, could dampen retail consumption just as higher mortgage rates may deflate the housing bubble. However, the Fed believes the economy is solidly on course and that inflation is potentially the greater risk. Although the market currently expects the Fed to raise short-term rates at least another 0.50%, THE DIRECTION OF LONG-TERM RATES will be largely determined by market expectations for inflation and economic growth. The current market consensus, although fragile, predicts a softening economy before inflation becomes a serious issue. We expect interest rates to remain volatile.

                 As always, we appreciate your trust and will continue to work hard on your behalf.

6

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA LONG-TERM FUND

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
               out of 245 municipal national long-term bond funds
                   for the period ending September 30, 2005:

                                 OVERALL RATING
                                 *  *  *  *  *

               3-YEAR               5-YEAR               10-YEAR
             * * * * *             * * * * *            * * * * *
          out of 245 funds     out of 225 funds      out of 154 funds

     The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Ratings metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

[LOGO OF LIPPER FUND   LIPPER NAMED YOUR FUND THE "BEST FUND OVER 10 YEARS" FOR
      AWARDS]          CONSISTENT RETURN IN THE GENERAL MUNICIPAL DEBT FUNDS
     USA 2005          CATEGORY FOR THE 10-YEAR PERIOD ENDING DECEMBER 31, 2004.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

THE HIGHEST LIPPER LEADER FOR CONSISTENT RETURN VALUE WITHIN EACH ELIGIBLE CLASSIFICATION DETERMINED THE FUND CLASSIFICATION WINNER OVER THE THREE-, FIVE-, OR 10-YEAR PERIODS ENDED DECEMBER 31, 2004. CONSISTENT RETURN IS A QUANTITATIVE METRIC THAT INCORPORATES RISK-ADJUSTED RETURN AND THE STRENGTH OF THE FUND'S PERFORMANCE TREND RELATIVE TO PEERS. THE USAA LONG-TERM FUND WAS CHOSEN AMONG 99 GENERAL MUNICIPAL DEBT FUNDS FOR THE 10-YEAR PERIOD. LIPPER FUND AWARDS ARE NOT INTENDED TO PREDICT FUTURE RESULTS AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. A DETAILED EXPLANATION OF THE CONSISTENT RETURN CALCULATION METHODOLOGY IS AVAILABLE ON WWW.LIPPERLEADERS.COM. LIPPER IS A LEADING GLOBAL PROVIDER OF MUTUAL FUND RESEARCH.

 . . . C O N T I N U E D
========================--------------------------------------------------------

USAA LONG-TERM FUND

     --------------     -----------------   --------------   ---------------
         [LOGO OF           [LOGO OF          [LOGO OF         [LOGO OF
      LIPPER LEADER]      LIPPER LEADER]    LIPPER LEADER]   LIPPER LEADER]
       TOTAL RETURN     CONSISTENT RETURN   TAX EFFICIENCY      EXPENSE
     --------------     -----------------   --------------   ---------------

The Fund is listed as a Lipper Leader for Total Return, Consistent Return, Tax Efficiency, and Expense among 254, 246, 254, and 260 funds, respectively, within the Lipper General Municipal Debt Funds category for the overall period ending September 30, 2005. The Fund received a Lipper Leader rating for Total Return among 254, 221, and 145 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers.

LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF SEPTEMBER 30, 2005. THE FUND RECEIVED A SCORE OF THREE AMONG 245 FUNDS FOR THE THREE-YEAR PERIOD, A LIPPER LEADER RATING FOR CONSISTENT RETURN AMONG 216 FUNDS FOR THE FIVE-YEAR PERIOD, AND A SCORE OF TWO AMONG 107 FUNDS FOR THE 10-YEAR PERIOD. LIPPER RATINGS FOR TAX EFFICIENCY REFLECT FUNDS' HISTORICAL SUCCESS IN POSTPONING TAXABLE DISTRIBUTIONS RELATIVE TO PEERS AS OF SEPTEMBER 30, 2005. TAX EFFICIENCY OFFERS NO BENEFIT TO INVESTORS IN TAX-SHELTERED ACCOUNTS SUCH AS 401(K) PLANS. THE FUND RECEIVED A LIPPER LEADER RATING FOR TAX EFFICIENCY AMONG 254, 221, AND 145 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF SEPTEMBER 30, 2005. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 260, 227, AND 145 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, CONSISTENT RETURN, TAX EFFICIENCY, AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2005, REUTERS, ALL RIGHTS RESERVED.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA LONG-TERM FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is 10 years or more.

-------------------------------------------------------------------------------------------
                                                          9/30/05              3/31/05
-------------------------------------------------------------------------------------------
Net Assets                                            $2,381.3 Million     $2,300.2 Million
Net Asset Value Per Share                                 $14.15               $14.01
Tax-Exempt Dividends Per Share Last 12 Months             $0.623               $0.629
Capital Gain Distributions Per Share Last 12 Months          -                    -

-------------------------------------------------------------------------------------------
                                                           9/30/05              3/31/05
-------------------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity                14.1 Years           14.5 Years

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
           SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/05
--------------------------------------------------------------------------------

3/31/05 TO 9/30/05                                           30-DAY SEC YIELD
     3.22%**                                                      3.37%

 *CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.
**TOTAL  RETURNS  FOR PERIODS OF  LESS  THAN  ONE YEAR  ARE NOT ANNUALIZED. THIS
  SIX-MONTH RETURN IS CUMULATIVE.

                 NO ADJUSTMENT  HAS BEEN MADE FOR TAXES PAYABLE BY  SHAREHOLDERS
                 ON  THEIR  REINVESTED  NET  INVESTMENT   INCOME  DIVIDENDS  AND
                 REALIZED CAPITAL GAIN DISTRIBUTIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING SEPTEMBER 30, 2005

--------------------------------------------------------------------------------------------------
                  TOTAL RETURN          =          DIVIDEND RETURN         +        PRICE CHANGE
--------------------------------------------------------------------------------------------------
10 YEARS              6.19%             =               5.46%              +            0.73%
5 YEARS               6.97%             =               5.06%              +            1.91%
1 YEAR                4.77%             =               4.49%              +            0.28%

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING SEPTEMBER 30, 2005

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                 -------------------------------------------------------------------------
                      TOTAL RETURN          DIVIDEND RETURN          CHANGE IN SHARE PRICE
                 -------------------------------------------------------------------------
9/30/96                   6.91%                  6.15%                       0.76%
9/30/97                  10.02                   6.17                        3.85
9/30/98                   9.32                   5.83                        3.49
9/30/99                  -3.23                   5.19                       -8.42
9/30/00                   4.60                   5.98                       -1.38
9/30/01                  10.18                   5.83                        4.35
9/30/02                   9.25                   5.38                        3.87
9/30/03                   4.71                   4.85                       -0.14
9/30/04                   6.02                   4.73                        1.29
9/30/05                   4.77                   4.49                        0.28

                                        [END CHART]

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT ILLUSTRATION
--------------------------------------------------------------------------------

To match the USAA Long-Term Fund's Dividend Return on Page 9,
and assuming marginal federal tax rates of:   25.00%   28.00%    33.00%   35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

                  DIVIDEND
PERIOD             RETURN
------            --------

10 Years            5.46%                     7.28%    7.58%     8.15%    8.40%
5 Years             5.06%                     6.75%    7.03%     7.55%    7.78%
1 Year              4.49%                     5.99%    6.24%     6.70%    6.91%


To match the USAA Long-Term Fund's closing 30-day SEC Yield of 3.37%,

A FULLY TAXABLE INVESTMENT MUST PAY:          4.49%    4.68%     5.03%    5.18%


This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
                        CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                        LEHMAN BROTHERS        LIPPER GENERAL MUNICIPAL     LIPPER GENERAL MUNICIPAL
             USAA LONG-TERM FUND     MUNICIPAL BOND INDEX          DEBT FUNDS INDEX            DEBT FUNDS AVERAGE
             -------------------     --------------------      ------------------------     ------------------------
09/30/95          $10,000.00              $10,000.00                  $10,000.00                   $10,000.00
10/31/95           10,181.39               10,145.37                   10,158.47                    10,154.26
11/30/95           10,384.68               10,313.92                   10,360.81                    10,349.32
12/31/95           10,508.78               10,412.92                   10,479.77                    10,466.20
01/31/96           10,547.33               10,491.60                   10,530.19                    10,516.91
02/29/96           10,450.73               10,420.74                   10,454.01                    10,442.78
03/31/96           10,303.65               10,287.61                   10,293.64                    10,278.33
04/30/96           10,271.91               10,258.43                   10,250.17                    10,230.52
05/31/96           10,283.66               10,254.53                   10,256.76                    10,235.87
06/30/96           10,410.82               10,366.29                   10,351.82                    10,332.98
07/31/96           10,513.86               10,460.08                   10,441.02                    10,422.97
08/31/96           10,517.04               10,457.73                   10,435.37                    10,418.62
09/30/96           10,691.48               10,603.88                   10,594.60                    10,571.25
10/31/96           10,824.68               10,723.72                   10,712.54                    10,684.97
11/30/96           11,013.27               10,920.15                   10,900.17                    10,868.96
12/31/96           10,978.57               10,874.04                   10,854.71                    10,824.49
01/31/97           10,991.30               10,894.62                   10,853.11                    10,821.97
02/28/97           11,102.11               10,994.66                   10,948.49                    10,915.67
03/31/97           10,974.16               10,847.99                   10,813.42                    10,773.91
04/30/97           11,069.66               10,938.91                   10,906.45                    10,864.25
05/31/97           11,247.29               11,103.56                   11,063.04                    11,019.74
06/30/97           11,370.30               11,221.83                   11,193.97                    11,150.51
07/31/97           11,686.04               11,532.63                   11,529.72                    11,490.13
08/31/97           11,585.29               11,424.52                   11,398.54                    11,355.49
09/30/97           11,762.93               11,559.99                   11,541.78                    11,495.70
10/31/97           11,835.32               11,634.49                   11,618.36                    11,571.30
11/30/97           11,929.93               11,703.01                   11,684.68                    11,634.95
12/31/97           12,118.56               11,873.65                   11,874.04                    11,819.54
01/31/98           12,233.15               11,996.09                   11,988.20                    11,933.78
02/28/98           12,245.33               11,999.74                   11,988.04                    11,928.77
03/31/98           12,294.87               12,010.42                   12,000.60                    11,934.66
04/30/98           12,201.86               11,956.23                   11,927.65                    11,859.06
05/31/98           12,413.32               12,145.37                   12,121.23                    12,050.39
06/30/98           12,473.24               12,193.31                   12,164.72                    12,091.55
07/31/98           12,503.43               12,223.79                   12,188.54                    12,111.59
08/31/98           12,712.61               12,412.66                   12,378.51                    12,298.34
09/30/98           12,859.77               12,567.41                   12,525.45                    12,443.55
10/31/98           12,798.30               12,567.15                   12,479.76                    12,395.44
11/30/98           12,830.36               12,611.18                   12,521.69                    12,432.15
12/31/98           12,842.53               12,642.96                   12,543.63                    12,451.55
01/31/99           12,942.77               12,793.28                   12,680.54                    12,585.66
02/28/99           12,880.99               12,737.53                   12,608.96                    12,508.72
03/31/99           12,906.73               12,754.98                   12,614.27                    12,511.22
04/30/99           12,928.28               12,786.77                   12,649.42                    12,542.87
05/31/99           12,841.67               12,712.78                   12,559.14                    12,445.72
06/30/99           12,672.38               12,529.90                   12,360.16                    12,230.66
07/31/99           12,682.64               12,575.49                   12,382.58                    12,248.50
08/31/99           12,488.98               12,474.67                   12,235.09                    12,092.01
09/30/99           12,444.54               12,479.88                   12,203.33                    12,056.77
10/31/99           12,272.44               12,344.67                   12,033.62                    11,869.90
11/30/99           12,336.46               12,475.97                   12,148.21                    11,985.69
12/31/99           12,195.12               12,382.96                   12,032.59                    11,862.45
01/31/00           12,091.96               12,329.04                   11,936.09                    11,759.95
02/29/00           12,259.53               12,472.32                   12,105.13                    11,924.23
03/31/00           12,525.50               12,744.82                   12,370.48                    12,198.52
04/30/00           12,435.57               12,669.53                   12,285.59                    12,112.51
05/31/00           12,363.44               12,603.62                   12,203.25                    12,018.71
06/30/00           12,693.39               12,937.61                   12,517.64                    12,330.21
07/31/00           12,885.12               13,117.63                   12,692.16                    12,500.72
08/31/00           13,087.45               13,319.79                   12,892.01                    12,697.77
09/30/00           13,017.02               13,250.49                   12,811.89                    12,616.49
10/31/00           13,152.56               13,395.08                   12,945.32                    12,745.33
11/30/00           13,276.21               13,496.42                   13,031.21                    12,825.07
12/31/00           13,672.17               13,829.88                   13,367.82                    13,157.95
01/31/01           13,688.25               13,966.92                   13,467.55                    13,243.44
02/28/01           13,812.76               14,011.21                   13,530.40                    13,297.68
03/31/01           13,945.45               14,136.78                   13,644.07                    13,410.76
04/30/01           13,657.00               13,983.59                   13,452.72                    13,220.48
05/31/01           13,834.73               14,134.17                   13,606.59                    13,363.27
06/30/01           13,979.30               14,228.74                   13,719.97                    13,470.46
07/31/01           14,255.45               14,439.50                   13,936.12                    13,684.35
08/31/01           14,507.62               14,677.35                   14,186.79                    13,929.59
09/30/01           14,342.44               14,628.11                   14,069.84                    13,814.62
10/31/01           14,525.70               14,802.40                   14,216.72                    13,962.23
11/30/01           14,398.52               14,677.61                   14,071.53                    13,813.25
12/31/01           14,264.83               14,538.76                   13,922.54                    13,657.81
01/31/02           14,465.26               14,790.94                   14,139.25                    13,863.95
02/28/02           14,657.54               14,969.13                   14,310.79                    14,030.07
03/31/02           14,369.43               14,675.79                   14,038.96                    13,764.95
04/30/02           14,650.44               14,962.62                   14,294.03                    14,003.44
05/31/02           14,749.36               15,053.54                   14,382.91                    14,084.73
06/30/02           14,884.78               15,212.72                   14,521.07                    14,222.87
07/31/02           15,079.94               15,408.37                   14,707.04                    14,396.01
08/31/02           15,280.23               15,593.60                   14,851.60                    14,537.05
09/30/02           15,674.16               15,935.14                   15,168.55                    14,839.65
10/31/02           15,353.77               15,670.97                   14,846.08                    14,520.90
11/30/02           15,281.93               15,605.84                   14,791.21                    14,466.42
12/31/02           15,649.17               15,935.13                   15,123.45                    14,785.44
01/31/03           15,588.90               15,894.75                   15,029.93                    14,693.11
02/28/03           15,868.55               16,116.98                   15,259.11                    14,910.21
03/31/03           15,916.15               16,126.62                   15,234.09                    14,878.80
04/30/03           16,093.70               16,233.17                   15,371.91                    15,006.82
05/31/03           16,505.43               16,613.27                   15,737.89                    15,359.40
06/30/03           16,358.03               16,542.67                   15,655.83                    15,281.64
07/31/03           15,792.82               15,963.79                   15,122.31                    14,742.37
08/31/03           15,963.13               16,082.85                   15,233.67                    14,850.39
09/30/03           16,411.82               16,555.69                   15,681.23                    15,279.17
10/31/03           16,349.89               16,472.33                   15,624.52                    15,216.22
11/30/03           16,563.09               16,644.01                   15,801.86                    15,395.87
12/31/03           16,747.37               16,781.82                   15,931.25                    15,513.08
01/31/04           16,799.27               16,877.95                   15,984.93                    15,592.46
02/29/04           17,136.15               17,131.96                   16,236.51                    15,830.61
03/31/04           17,031.62               17,072.30                   16,142.69                    15,743.79
04/30/04           16,618.42               16,667.98                   15,781.11                    15,388.94
05/31/04           16,593.71               16,607.54                   15,730.15                    15,333.62
06/30/04           16,682.04               16,667.98                   15,783.00                    15,381.45
07/31/04           16,906.80               16,887.33                   15,975.86                    15,570.45
08/31/04           17,262.45               17,225.75                   16,275.04                    15,846.67
09/30/04           17,400.43               17,317.19                   16,368.93                    15,937.57
10/31/04           17,551.22               17,466.21                   16,500.74                    16,062.95
11/30/04           17,392.82               17,322.14                   16,377.82                    15,943.32
12/31/04           17,685.14               17,533.68                   16,590.14                    16,138.54
01/31/05           17,870.22               17,697.55                   16,754.10                    16,282.36
02/28/05           17,810.82               17,638.67                   16,711.28                    16,234.13
03/31/05           17,662.28               17,527.43                   16,585.29                    16,121.51
04/30/05           17,981.96               17,803.84                   16,843.78                    16,355.31
05/31/05           18,133.81               17,929.67                   16,974.96                    16,468.04
06/30/05           18,250.40               18,040.91                   17,080.26                    16,565.31
07/31/05           18,163.17               17,959.37                   17,019.09                    16,505.74
08/31/05           18,357.21               18,140.69                   17,193.12                    16,664.32
09/30/05           18,235.34               18,018.50                   17,070.90                    16,544.73

                                                    [END CHART]

          DATA FROM 9/30/95 THROUGH 9/30/05.

The graph illustrates the comparison of a $10,000 investment in the USAA Long-Term Fund to the following benchmarks:

          THE BROAD-BASED LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX THAT TRACKS TOTAL RETURN PERFORMANCE FOR THE INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. ALL TAX-EXEMPT BOND FUNDS WILL FIND IT DIFFICULT TO OUTPERFORM THE LEHMAN INDEX, BECAUSE FUNDS HAVE EXPENSES.

          THE LIPPER GENERAL MUNICIPAL DEBT FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THE LIPPER GENERAL MUNICIPAL DEBT FUNDS CATEGORY.

          THE LIPPER GENERAL MUNICIPAL DEBT FUNDS AVERAGE IS AN AVERAGE PERFORMANCE LEVEL OF ALL GENERAL MUNICIPAL DEBT FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                       12-MONTH DIVIDEND YIELD COMPARISON
--------------------------------------------------------------------------------
                [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                            USAA LONG-TERM              LIPPER GENERAL MUNICIPAL
                                 FUND                      DEBT FUNDS AVERAGE
                            --------------              ------------------------
9/30/1996                        5.95%                            5.11%
9/30/1997                        5.67                             4.87
9/30/1998                        5.40                             4.50
9/30/1999                        5.82                             4.71
9/30/2000                        5.84                             4.77
9/30/2001                        5.40                             4.46
9/30/2002                        4.87                             4.16
9/30/2003                        4.70                             3.98
9/30/2004                        4.52                             3.88
9/30/2005                        4.40                             3.78

                                [END CHART]

          THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/96 TO 9/30/05.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------
                TOP 10 INDUSTRIES
                (% of Net Assets)
------------------------------------------------

Escrowed Bonds                            28.2%
General Obligation                        16.7%
Hospital                                  14.7%
Special Assessment/Tax/Fee                10.9%
Water/Sewer Utility                        5.7%
Education                                  4.3%
Casinos & Gaming                           2.9%
Appropriated Debt                          2.3%
Nursing/CCRC                               2.0%
Sales Tax                                  1.8%
------------------------------------------------

              PORTFOLIO RATINGS MIX
                     9/30/05

        [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                         58%
AA                                          15%
A                                           13%
BBB                                         11%
Short-Term Instruments                       2%
BB                                           1%

                  [END PIE CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. All short-term instruments are rated within the two highest short-term credit rating categories of ST1 and ST2. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc. Unrated securities that have been determined by USAA Investment
Management Company to be of equivalent investment quality to category BBB account for 1.2% of the Fund's investments and are included in their appropriate category above. Percentages are of the total market value of the Fund's investments.

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-30.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA LONG-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

              FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

              PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

              VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

              CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

             (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

             (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following companies: Fannie Mae, Florida General Obligation, Puerto Rico General Obligation, Texas General Obligation, Texas Permanent School Fund, or Utah General Obligation.

             (INS) Principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp.,

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LONG-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                       Assured Guaranty Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. The insurance does not guarantee the market value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

             COP       Certificate of Participation

             CP        Commercial Paper

             EDC       Economic Development Corp.

             ETM       Escrowed to final maturity

             GO        General Obligation

             HUD       Housing and Urban Development

             IDA       Industrial Development Authority/Agency

             IDC       Industrial Development Corp.

             IDRB      Industrial Development Revenue Bond

             ISD       Independent School District

             MLO       Municipal Lease Obligation

             MTA       Metropolitan Transportation Authority

             PCRB      Pollution Control Revenue Bond

             PRE       Prerefunded to a date prior to maturity

             RB        Revenue Bond

             SFH       Single-Family Housing

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON             FINAL         MARKET
   AMOUNT    SECURITY                                                   RATE          MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (99.3%)

             ALABAMA (3.0%)
  $ 9,410    Jefferson County Sewer Revenue
                Capital Improvement Warrants,
                Series 2002D (PRE)(INS)                                 5.25%        2/01/2024     $   10,372
             Marshall County Health Care Auth. RB,
    1,000       Series 2002A                                            6.25         1/01/2022          1,097
    1,150       Series 2002A                                            5.75         1/01/2032          1,213
    1,500       Series 2002D                                            5.75         1/01/2032          1,582
             Montgomery BMC Special Care Facilities
                Financing Auth. RB,
    5,000       Series 2004A-2 (Baptist Health), 5.00%,
                11/15/2007 (INS)                                        4.92(b)     11/15/2024          4,592
    4,000       Series 2004C (Baptist Health)                           5.25        11/15/2029          4,080
             Parks System Improvement Corp. GO,
    7,670       Series 2001C                                            5.00         6/01/2020          8,107
    7,805       Series 2001C                                            5.00         6/01/2021          8,250
             Public School and College RB,
   15,000       Series 1999A (INS)                                      5.50         9/01/2029         16,186
    4,140       Series 2001A                                            5.00         2/01/2020          4,363
   11,000    Univ. of Alabama at Birmingham Hospital RB,
                Series 2000A (INS)                                      5.88         9/01/2031         12,174

             ALASKA (0.5%)
    2,000    Anchorage GO, Series 2003B (INS)                           5.25         9/01/2018          2,188
             Housing Finance Corp. RB,
    2,000       Series 2005A (INS)                                      5.00        12/01/2030          2,077
    3,000       Series 2005A (INS)                                      5.25        12/01/2034          3,196
    4,095    Municipality of Anchorage GO,
                Series 2001A (INS)                                      5.00         6/01/2019          4,377

             ARIZONA (0.3%)
             Phoenix Civic Improvement Corp. RB,
    1,000       Series B, 5.50%, 7/01/2013 (INS)(c)                     4.65(b)      7/01/2029            750
    1,500       Series B, 5.50%, 7/01/2013 (INS)(c)                     4.66(b)      7/01/2030          1,127
    5,500    School Facilities Board RB, Series 2002 (PRE)              5.25         7/01/2018          6,058

             ARKANSAS (0.1%)
    1,000    Univ. of Arkansas Board of Trustees RB,
                Series 2004B (INS)                                      5.00        11/01/2028          1,052

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON             FINAL         MARKET
   AMOUNT    SECURITY                                                   RATE          MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------
             CALIFORNIA (4.6%)
             Golden State Tobacco Securitization RB
                (State Appropriation Enhanced),
  $ 4,000       Series 2003B (PRE)                                      5.75%        6/01/2022     $    4,277
   14,570       Series 2003B (PRE)                                      5.38         6/01/2028         15,910
   11,800       Series 2003B (PRE)                                      5.50         6/01/2033         13,200
    2,000       Series 2005A, 4.55%, 6/01/2010 (INS)                    4.50(b)      6/01/2022          1,608
    5,000       Series 2005A, 4.60%, 6/01/2010 (INS)                    4.55(b)      6/01/2023          4,015
    4,870    Riverside County Public Financing Auth. RB,
                Series A (INS)                                          5.00        10/01/2024          5,107
    5,015    Shasta Joint Powers Financing Auth.
                Lease RB (MLO), Series 2003A (INS)                      5.00         4/01/2029          5,194
             State GO,
   10,000       Series 2005                                             5.00         5/01/2027         10,469
    3,160       Series 2004 (INS)                                       5.00         6/01/2023          3,334
   10,000       Series 2004                                             5.50         4/01/2028         11,045
   10,000       Series 2004                                             5.00         3/01/2029         10,397
   10,000       Series 2004                                             5.50         4/01/2030         11,002
    9,105    State Public Works Board Lease RB
                (Univ. of California) (MLO), Series 2004F
                (The Regents of the Univ. of California)                5.00        11/01/2029          9,431
    3,635    Univ. of California Hospital RB,
                Series 2004B (UCLA Medical Center) (INS)                5.50         5/15/2019          4,011

             COLORADO (1.6%)
   11,000    Denver City and County COP (MLO),
                Series 2000B (PRE)(INS)                                 5.50        12/01/2025         12,237
             Denver Health and Hospital Auth. RB,
    1,000       Series 2001A                                            6.00        12/01/2023          1,071
    3,730       Series 2001A                                            6.00        12/01/2031          3,963
    3,000       Series A                                                6.25        12/01/2033          3,321
    1,000    Eagle Bend Metropolitan District No. 2 GO,
                Series 2003 (INS)                                       5.25        12/01/2023          1,054
    4,000    Health Facilities Auth. RB, Series 2002A
                (Covenant Retirement Communities, Inc.) (INS)           5.50        12/01/2027          4,260
   11,480    Summit County Sports Facilities RB,
                Series 1990                                             7.88         9/01/2008         12,911

             CONNECTICUT (3.6%)
             Mashantucket (Western) Pequot Tribe RB,
   64,950       Series 1997B(a)                                         5.75         9/01/2027         66,953
    1,500       Series 1999A(a)                                         5.50         9/01/2028          1,543

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON             FINAL         MARKET
   AMOUNT    SECURITY                                                   RATE          MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------
             State GO,
  $ 5,000       Series 2001D (PRE)                                      5.13%       11/15/2015     $    5,433
    5,900       Series 2002D                                            5.38        11/15/2021          6,463
    4,000    Transportation Infrastructure Special
                Tax Obligation RB, Series 2001B (INS)                   5.38        10/01/2015          4,388

             DISTRICT OF COLUMBIA (2.7%)
             GO,
   15,320       Series 1999A (PRE)(INS)                                 5.50         6/01/2029         16,679
   37,580       Series 1999A (INS)                                      5.50         6/01/2029         40,314
    5,820    Housing Finance Auth. Modernization
                Program RB, Series A (HUD)(INS)                         5.00         7/01/2025          6,064

             FLORIDA (2.7%)
             Board of Education Public Education GO,
   15,665       Series 1998E (PRE)(NBGA)                                5.63         6/01/2025         17,390
    7,000       Series 1998E (PRE)(NBGA)                                5.63         6/01/2029          7,771
    5,765    Broward County School Board COP (MLO),
                Series A (INS)                                          5.00         7/01/2027          6,053
    5,000    Collier County School Board COP (MLO),
                Series 2002 (PRE)(INS)                                  5.38         2/15/2022          5,527
    5,000    Highlands County Health Facilities Auth. RB,
                Series D(c)                                             5.00        11/15/2035          5,103
    3,000    Lee Memorial Health System Hospital RB,
                Series 2005A (INS)                                      5.00         4/01/2024          3,154
   10,000    Miami Limited Ad Valorem Tax Bonds GO,
                Series 2002 (INS)                                       5.50         1/01/2021         10,967
    3,500    Ocala Utility Systems RB, Series 2005A (INS)               5.00        10/01/2031          3,670
    2,000    Orange County Health Facilities Auth. RB,
                Series 2002                                             5.75        12/01/2027          2,137
    3,050    Palm Beach County School Board COP (MLO),
                Series 2002C (INS)                                      5.00         8/01/2027          3,169

             GEORGIA (1.7%)
   12,000    Fayette County Public Facilities Auth. RB,
                Series 2000 (PRE)                                       5.88         6/01/2028         13,440
    8,000    Henry County Water and Sewage Auth. RB,
                Series 2000 (PRE)(INS)                                  5.63         2/01/2030          8,828
    2,000    Municipal Electric Auth. RB, Series 2002A (INS)            5.25        11/01/2022          2,160
    5,000    Private Colleges and Univ. Auth. RB,
                Series 1999A (PRE)                                      5.50        11/01/2025          5,479
   10,000    Savannah Economic Development Auth. PCRB,
                Series 1995                                             6.15         3/01/2017         11,312

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON             FINAL         MARKET
   AMOUNT    SECURITY                                                   RATE          MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------
             ILLINOIS (7.7%)
  $ 3,000    Chicago GO, Series A (INS)                                 5.25%        1/01/2029     $    3,212
    5,000    Chicago Special Assessment Improvement
                Bonds, Series 2002                                      6.75        12/01/2032          5,450
             Chicago-O'Hare International Airport RB,
    3,445       Series 2001B (INS)                                      5.13         1/01/2020          3,620
    3,060       Series 2001B (INS)                                      5.13         1/01/2021          3,207
   24,535    Finance Auth. RB, Series 2004
                (SwedishAmerican Hospital) (INS)                        5.00        11/15/2031         25,406
             Health Facilities Auth. RB,
    9,905       Series 1985A (Univ. of Chicago)                         5.50         8/01/2020         10,822
    7,000       Series 1998 (Centegra Health Sys.)                      5.25         9/01/2024          7,162
    5,030       Series 2000 (Riverside Health Sys.) (PRE)               6.85        11/15/2029          5,860
             Metropolitan Pier and Exposition Auth. RB,
    8,000       Series 2002A (INS)                                      5.50         6/15/2023          8,810
    5,000       Series 2002B, 5.50%, 6/15/2012 (INS)                    5.50(b)      6/15/2020          3,895
    2,500       Series 2002B, 5.55%, 6/15/2012 (INS)                    5.55(b)      6/15/2021          1,941
   13,850    Quincy Hospital RB, Series 1993                            6.00        11/15/2018         13,875
   23,980    Regional Transportation Auth. GO,
                Series 1999 (INS)                                       5.75         6/01/2020         28,177
   37,550    Regional Transportation Auth. RB,
                Series 2000A (INS)                                      6.50         7/01/2030         49,263
    3,000    Schaumburg GO, Series B (INS)                              5.25        12/01/2034          3,222
    4,555    State Sales Tax RB, FIRST Series 2001                      5.13         6/15/2019          4,890
    5,080    Village of Gilberts Special Service Area
                Number Nine Special Tax Refunding Bonds,
                Series 2005 (Big Timber Project) (INS)                  4.75         3/01/2030          5,073

             INDIANA (1.6%)
             Bond Bank State Revolving Fund RB,
   10,440       Series 2000A                                            5.50         8/01/2021         11,397
   11,015       Series 2000A                                            5.50         8/01/2022         12,025
    7,500    St. Joseph County Hospital Auth. RB,
                Series 2000 (INS)                                       5.63         8/15/2033          8,159
             Transportation Finance Auth. Highway RB (MLO),
      805       Series 2000 (PRE)                                       5.38        12/01/2025            884
    4,195       Series 2000                                             5.38        12/01/2025          4,513

             IOWA (0.2%)
             Finance Auth. HealthCare RB,
    1,000       Series 2001 (INS)                                       5.25         5/15/2021          1,063
    3,495       Series 2001 (INS)                                       5.25         5/15/2026          3,652

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON             FINAL         MARKET
   AMOUNT    SECURITY                                                   RATE          MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------
             KANSAS (0.5%)
  $10,000    Burlington Environmental Improvement RB,
                Series 2005 (INS)                                       4.65%        9/01/2035     $    9,844
    3,000    La Cygne Environmental Improvement RB,
                Series 2005 (INS)                                       4.65         9/01/2035          2,939

             KENTUCKY (0.2%)
    5,000    Commonwealth State Property & Buildings
                Commission RB (PRE)(INS)                                5.38        10/01/2016          5,528

             LOUISIANA (0.5%)
             Gasoline and Fuels Tax RB,
    2,440       Series 2002A (INS)                                      5.38         6/01/2020          2,600
    2,245       Series 2002A (INS)                                      5.38         6/01/2021          2,390
    6,690    New Orleans GO (INS)                                       5.00        12/01/2029          6,913

             MAINE (1.3%)
   27,750    State Turnpike Auth. RB,
                Series 2000 (PRE)(INS)(d)                               5.75         7/01/2028         30,974

             MASSACHUSETTS (3.2%)
             Commonwealth GO,
    9,350       Series 2002B (PRE)(INS)                                 5.50         3/01/2018         10,338
    4,790       Series 2002D (PRE)(INS)                                 5.38         8/01/2022          5,279
   15,055    Commonwealth Special Obligation RB,
                Series 2002A (PRE)(INS)                                 5.38         6/01/2020         16,534
    2,000    Development Finance Agency RB,
                Series A (INS)(c)                                       5.00         9/01/2033          2,072
    5,000    Health and Education Facilities Auth. RB,
                Series 2000A (PRE)(INS)                                 5.88        10/01/2029          5,621
    2,500    Municipal Wholesale Electric Co. RB,
                Series 2001A (INS)                                      5.25         7/01/2016          2,717
   10,000    School Building Auth. RB, Series A (INS)                   5.00         8/15/2026         10,562
    4,925    Water Pollution Abatement GO, Series 6 (PRE)               5.25         8/01/2020          5,402
   16,000    Water Resources Auth. RB,
                Series 2000A (PRE)(INS)                                 5.75         8/01/2030         17,813

             MICHIGAN (3.3%)
             Hospital Finance Auth. RB,
   15,500       Series 1995A (PRE)                                      7.50        10/01/2027         15,502
   43,000       Series 1999A (Ascension Hospital) (PRE)                 6.13        11/15/2026         47,899

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON             FINAL         MARKET
   AMOUNT    SECURITY                                                   RATE          MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------
  $10,000    Municipal Auth. Clean Water RB,
                Series 1999 (PRE)                                       5.50%       10/01/2021     $   10,940
    2,875    Wayne Charter County Airport RB,
                Series 2002C (INS)                                      5.38        12/01/2018          3,152

             MINNESOTA (2.1%)
   39,675    St. Paul Housing and Redevelopment Auth.
                Hospital RB, Series 1993A                               6.63        11/01/2017         39,800
   10,000    Washington County Housing and
                Redevelopment Auth. RB, Series 1998                     5.50        11/15/2027         10,148

             MISSISSIPPI (0.1%)
    2,520    Hospital Equipment and Facilities Auth. RB,
                Series 2000 (INS)                                       5.50         1/01/2027          2,672

             MISSOURI (0.5%)
    2,000    Development Finance Board
                Infrastructures Facilities RB, Series A                 5.00         6/01/2035          2,018
   10,000    Highways and Transportation Commission RB,
                Series 2001A                                            5.00         2/01/2015         10,730

             NEBRASKA (0.7%)
    3,665    Lancaster County School District No. 1 GO,
                Series 2002                                             5.25         1/15/2022          3,966
             Platte County Hospital Auth. No. 1 RB,
    4,500       Series 2000 (INS)                                       6.10         5/01/2025          4,939
    6,500       Series 2000 (INS)                                       6.15         5/01/2030          7,147

             NEVADA (2.8%)
   14,650    Clark County EDC RB, Series 1999                           5.50         5/15/2029         15,231
   21,000    Clark County GO, Series 2000 (INS)                         5.50         7/01/2025         22,685
   11,570    Clark County School District GO,
                Series 2001D (INS)                                      5.25         6/15/2019         12,759
   14,180    Truckee Meadows Water Auth. RB,
                Series 2001A (INS)                                      5.13         7/01/2020         15,142

             NEW HAMPSHIRE (0.1%)
    2,915    Health and Education Facilities Auth. RB (INS)             5.00        10/01/2024          3,064

             NEW JERSEY (4.0%)
             Camden County Improvement Auth. RB,
   15,000       Series 1997                                             6.00         2/15/2027         15,504
    3,000       Series 2004A                                            5.75         2/15/2034          3,160

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON             FINAL         MARKET
   AMOUNT    SECURITY                                                   RATE          MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------
             Economic Development Auth. RB,
  $ 5,000       Series 2004                                             5.50%        6/15/2024     $    5,247
    6,000       Series 2004                                             5.75         6/15/2029          6,386
    2,500       Series 2004                                             5.50         6/15/2031          2,604
   20,000       Series A (INS)                                          5.25         7/01/2031         21,599
    5,000    Highway Auth. RB, Series 2001 (Garden
                State Parkway) (PRE)(INS)                               5.25         1/01/2018          5,492
    2,500    Transportation Trust Fund Auth. RB,
                Series 2003C (PRE)                                      5.50         6/15/2024          2,814
   30,020    Turnpike Auth. RB, Series 2000A (PRE)                      5.50         1/01/2027         32,712

             NEW MEXICO (0.9%)
   15,000    Finance Auth. State Transportation RB,
                Series 2004A (INS)                                      5.25         6/15/2019         16,395
    4,700    Regents of the Univ. of New Mexico RB,
                Series 2004 (INS)                                       5.00         7/01/2032          4,870

             NEW YORK (18.9%)
             Battery Park City Auth. RB,
    3,000       Series 2003A                                            5.25        11/01/2021          3,298
    5,000       Series 2003A                                            5.25        11/01/2022          5,453
             Dormitory Auth. RB,
   21,500       Series 1996B (Mental Health Services)                   6.00         8/15/2016         24,925
    5,010       Series 2000A (Rochester Univ.), 5.95%,
                7/01/2010 (INS)                                         5.95(b)      7/01/2020          4,217
    5,690       Series 2000A (Rochester Univ.), 6.00%,
                7/01/2010 (INS)                                         6.00(b)      7/01/2022          4,779
    3,210       Series 2000A (Rochester Univ.), 6.05%,
                7/01/2010 (INS)                                         6.05(b)      7/01/2024          2,686
    6,310       Series 2000B (State Univ. of New York) (PRE)            5.38         5/15/2018          6,947
    8,655       Series 2000B (State Univ. of New York) (PRE)            5.38         5/15/2019          9,529
    9,120       Series 2000B (State Univ. of New York) (PRE)            5.38         5/15/2020         10,040
    9,000       Series 2002D (School Districts
                Financing Program) (INS)                                5.25        10/01/2023          9,769
    5,000       Series 2003 (Department of Health)                      5.25         7/01/2016          5,452
    2,500       Series 2003 (Department of Health)                      5.25         7/01/2017          2,720
    6,620       Series 2005A (Department of Health) (INS)               5.00         7/01/2023          6,983
    3,000       Series 2005A (Department of Health) (INS)               5.25         7/01/2024          3,248
   10,910    Dutchess County IDA Civic Facility RB,
                Series 2000                                             5.75         8/01/2030         11,690

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON             FINAL         MARKET
   AMOUNT    SECURITY                                                   RATE          MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------
             Environmental Facilities Corp. RB,
  $ 2,000       Series 2004E                                            5.00%        6/15/2025     $    2,115
    8,730       Series 2004E                                            5.00         6/15/2034          9,147
    5,000    Liberty Development Corp. RB, Series 2005
                (Goldman Sachs Group, Inc.)(c)                          5.25        10/01/2035          5,583
             Muni Bond Bank RB,
    7,000       Series C                                                5.25         6/01/2018          7,529
    8,415       Series C                                                5.25        12/01/2018          9,052
             New York City GO,
   22,740       Fiscal 2001 Series A (PRE)                              5.75         5/15/2030         25,400
    8,210       Fiscal 2002 Series B                                    5.30        12/01/2018          8,841
    6,350       Fiscal 2003 Series A                                    5.75         8/01/2016          7,059
   10,000       Fiscal 2003 Series J                                    5.50         6/01/2020         10,875
   13,065       Series 1997I (PRE)                                      6.25         4/15/2027         13,839
    7,830       Series 2000A (PRE)                                      6.00         5/15/2020          8,829
      970       Series 2000A                                            6.00         5/15/2020          1,073
    1,500       Series 2005G                                            5.00        12/01/2026          1,562
    2,750       Series 2005G                                            5.00        12/01/2027          2,862
    2,000       Series 2005G                                            5.00        12/01/2028          2,078
    2,395       Series G (PRE)                                          5.88         8/01/2019          2,734
    5,105       Series G                                                5.88         8/01/2019          5,713
    1,090       Series I (PRE)                                          5.75         3/01/2019          1,245
    9,420       Series I                                                5.75         3/01/2019         10,450
   20,000       Series M                                                5.00         4/01/2030         20,727
             New York City Municipal Water
                Finance Auth. RB,
   11,000       Series 1999A (PRE)                                      5.75         6/15/2030         12,115
    4,975       Series 2000B (PRE)                                      6.00         6/15/2033          5,619
    3,025       Series 2000B                                            6.00         6/15/2033          3,381
   15,000       Series 2002A                                            5.38         6/15/2018         16,457
    6,000       Series 2005C (INS)                                      5.00         6/15/2027          6,347
   20,000       Series A(c)                                             5.00         6/15/2039         20,775
    6,850    New York City Transit Auth. MTA COP,
                Series 2000A (PRE)(INS)                                 5.88         1/01/2030          7,637
             New York City Transit Auth. MTA RB,
    5,000       Series 2002A (INS)                                      5.50        11/15/2018          5,560
    5,000       Series 2002A (INS)                                      5.50        11/15/2019          5,561
    3,000       Series B                                                5.00        11/15/2031          3,122
             New York City Transitional Finance Auth. RB,
    1,770       Series 1999C (PRE)                                      5.50         5/01/2025          1,931
    7,000       Series 2001A (PRE)                                      5.38         2/15/2022          7,679

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON             FINAL         MARKET
   AMOUNT    SECURITY                                                   RATE          MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------
  $ 1,330       Series 2005C (PRE)                                      5.50%        5/01/2025     $    1,450
      885       Series 2005C                                            5.50         5/01/2025            952
    3,445       Series A (PRE)                                          5.75         2/15/2017          3,835
             Thruway Auth. Highway and Bridge
                Trust Fund RB,
   11,000       Series 2002A (PRE)(INS)                                 5.25         4/01/2020         12,148
    4,000       Series 2002B (PRE)(INS)                                 5.38         4/01/2018          4,446
             Thruway Auth. Second General Highway
                and Bridge Trust Fund RB,
    4,000       Series 2003A (PRE)(INS)                                 5.25         4/01/2018          4,443
    4,000       Series 2003A (PRE)(INS)                                 5.25         4/01/2019          4,443
             Tobacco Settlement Financing Corp. RB
                (State Appropriation Enhanced),
    7,000       Series 2003 A-1C                                        5.50         6/01/2018          7,658
   18,500       Series 2003 A-1C                                        5.50         6/01/2019         20,413
   12,000       Series 2003A-1 (INS)                                    5.25         6/01/2021         13,027
    7,500       Series 2003B-1C                                         5.50         6/01/2020          8,213
    3,000       Series 2003B-1C                                         5.50         6/01/2021          3,275

             NORTH CAROLINA (0.7%)
             Charlotte COP,
    3,120       Series G                                                5.25         6/01/2020          3,353
    5,445       Series G                                                5.25         6/01/2021          5,836
    3,000    Infrastructure Finance Corp. COP (MLO),
                Series A                                                5.00         2/01/2025          3,147
    4,000    Wake County Industrial Facilities PCRB,
                Series 2002                                             5.38         2/01/2017          4,270

             NORTH DAKOTA (0.3%)
    7,250    Fargo Health System RB, Series 2000A (INS)                 5.63         6/01/2031          7,900

             OHIO (1.0%)
    5,000    Air Quality Development Auth. PCRB,
                Series B (INS)                                          4.80         1/01/2034          5,067
    2,640    Columbus City School District Facilities
                Construction and Improvement GO,
                Series 2004 (INS)                                       5.50        12/01/2017          2,969
    6,325    Lorain County Health Care Facilities RB,
                Series 1998A                                            5.25         2/01/2021          6,354
             State Univ. General Receipts Bonds,
    5,880       Series 2003B                                            5.25         6/01/2018          6,426
    3,465       Series 2003B                                            5.25         6/01/2019          3,782

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON             FINAL         MARKET
   AMOUNT    SECURITY                                                   RATE          MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------
             OKLAHOMA (0.4%)
  $ 9,000    Norman Regional Hospital Auth. RB,
                Series 2002 (INS)                                       5.50%        9/01/2023     $    9,629

             PENNSYLVANIA (0.5%)
   10,000    Commonwealth GO, 1st Series 2002 (PRE)                     5.25         2/01/2019         10,979

             PUERTO RICO (0.7%)
   12,000    Government Development Bank CP                             3.55         1/26/2006         12,006
    5,000    Public Buildings Auth. Government
                Facilities RB, Series I (NBGA)                          5.50         7/01/2022          5,415

             RHODE ISLAND (0.7%)
             Economic Development Corp. Airport RB,
   12,280       Series B (INS)                                          5.00         7/01/2027         12,878
    1,580       Series C (INS)                                          5.00         7/01/2028          1,655
      975    Housing and Mortgage Finance Corp. SFH RB,
                Series 15-A                                             6.85        10/01/2024            985

             SOUTH CAROLINA (3.3%)
    5,000    Georgetown County Environmental
                Improvement RB, Series 2002A                            5.70         4/01/2014          5,437
             Jobs Economic Development Auth. RB,
    2,300       Series 2001 (Georgetown Memorial
                Hospital) (INS)                                         5.25         2/01/2021          2,393
    3,750       Series 2001 (Georgetown Memorial
                Hospital) (INS)                                         5.38         2/01/2026          3,913
   30,000       Series 2002A (Bon Secours Health System)                6.00        11/15/2026         32,592
             Lexington County Health Services District,
                Inc. RB,
   12,000       Series 2002                                             5.50        11/01/2023         12,693
    8,000       Series 2002                                             5.75        11/01/2028          8,572
    4,500    Medical Univ. Hospital Auth. RB,
                Series 2004A (INS)                                      5.00         8/15/2031          4,653
    8,000    Transportation Infrastructure Bank RB,
                Series 1999A (PRE)(INS)                                 5.25        10/01/2021          8,680

             SOUTH DAKOTA (0.1%)
    2,000    Health and Educational Facilities Auth. RB,
                Series 2004A                                            5.25        11/01/2027          2,092

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON             FINAL         MARKET
   AMOUNT    SECURITY                                                   RATE          MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------
             TENNESSEE (0.7%)
  $ 5,605    Shelby County Health Educational &
                Hospital RB (PRE)                                       6.38%        9/01/2019     $    6,566
    9,395    Shelby County Health Educational &
                Hospital RB (PRE)                                       6.38         9/01/2019         11,005

             TEXAS (18.7%)
    2,500    Austin Airport System RB, Series 2003 (INS)                5.25        11/15/2017          2,707
    5,000    Austin Higher Education Auth. RB, Series 1998              5.25         8/01/2023          5,063
             Austin Public Improvements GO,
    6,585       Series 2001                                             5.13         9/01/2020          7,022
    6,930       Series 2001                                             5.13         9/01/2021          7,390
   19,500    Bell County Health Facilities
                Development Corp. RB, Series 1989 (ETM)                 6.50         7/01/2019         23,881
             Comal County Health Facilities
                Development Corp. RB,
    4,000       Series 2002A (McKenna Memorial
                Hospital Project)                                       6.13         2/01/2022          4,305
    2,350       Series 2002A (McKenna Memorial
                Hospital Project)                                       6.25         2/01/2032          2,516
             Cypress-Fairbanks ISD GO,
    3,595       Series 2001 (NBGA)                                      5.25         2/15/2016          3,899
    8,500       Series 2001 (NBGA)                                      5.25         2/15/2017          9,209
    4,240    Dallas ISD GO (PRE)(NBGA)                                  5.50         2/15/2016          4,717
    3,260    Dallas ISD GO (NBGA)                                       5.50         2/15/2016          3,585
             Del Mar College District Limited Tax Bonds,
    3,765       Series 2003 (INS)                                       5.25         8/15/2019          4,088
    3,960       Series 2003 (INS)                                       5.25         8/15/2020          4,300
    7,210    Duncanville ISD GO, Series 2001B (NBGA)                    5.63         2/15/2024          7,990
   10,420    Edinburg Consolidated ISD GO,
                Series 2000 (PRE)(NBGA)                                 5.50         2/15/2030         11,362
             Fort Bend ISD GO,
    2,890       Series 1999 (PRE)(NBGA)                                 5.38         2/15/2024          3,095
    1,860       Series 1999 (NBGA)                                      5.38         2/15/2024          1,960
    4,440       Series 2004A (NBGA)                                     5.25         8/15/2025          4,757
    4,000       Series 2004A (NBGA)                                     5.25         8/15/2027          4,282
    3,655    Garland ISD GO (NBGA)                                      5.00         2/15/2026          3,823
    8,970    Garland ISD GO (NBGA)                                      5.00         2/15/2027          9,369
    5,425    Garland ISD GO (NBGA)                                      5.00         2/15/2028          5,662
             Guadalupe-Blanco River Auth. RB,
    1,000       Series 2003 (INS)                                       5.25         4/15/2019          1,082
    1,000       Series 2003 (INS)                                       5.25         4/15/2021          1,083

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON             FINAL         MARKET
   AMOUNT    SECURITY                                                   RATE          MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------
  $ 3,400    Hays ISD GO, Series A (NBGA)                               5.00%        8/15/2028     $    3,555
   20,000    Houston Utility Systems RB (INS)(c)                        4.75        11/15/2030         20,167
    6,000    Houston Water and Sewer Systems RB,
                Series 2002A (PRE)(INS)                                 5.25        12/01/2023          6,624
    3,000    Katy ISD GO, Series 2005A (NBGA)                           5.00         2/15/2032          3,117
   12,700    Lower Colorado River Auth. RB,
                Series 2003B (INS)                                      5.00         5/15/2031         13,078
             Lubbock County GO,
    4,865       Series 2003 (INS)                                       5.38         2/15/2018          5,311
    5,125       Series 2003 (INS)                                       5.38         2/15/2019          5,588
             Midlothian Development Auth. Tax
                Increment Contract RB,
    7,525       Series 1999                                             6.70        11/15/2023          7,763
   13,290       Series 2001                                             7.88        11/15/2021         14,806
   11,500    North Central Health Facilities
                Development Corp. RB, Series 2002 (INS)                 5.25         8/15/2022         12,238
    6,780    Northside ISD GO, Series 2001 (NBGA)                       5.13         2/15/2022          7,199
    2,000    Nueces River Auth. Water RB (INS)                          5.00         7/15/2026          2,095
    3,545    Nueces River Auth. Water RB (INS)                          5.00         3/15/2027          3,708
   13,500    Port of Corpus Christi IDC PCRB,
                Series 1997A                                            5.45         4/01/2027         13,689
    5,815    Sabine River Auth. PCRB, Series B                          6.15         8/01/2022          6,389
    4,060    San Antonio Electric and Gas System RB,
                Series 2002 (PRE)                                       5.38         2/01/2020          4,443
    4,000    San Antonio General Improvement GO,
                Series 2001 (PRE)                                       5.25         2/01/2017          4,364
             Spring Branch ISD GO,
    3,195       Series 2001 (NBGA)                                      5.13         2/01/2019          3,416
   10,160       Series 2001 (NBGA)                                      5.13         2/01/2022         10,784
             State GO,
    6,400       Series A (NBGA)                                         5.00         4/01/2026          6,744
    6,000       Series A (NBGA)                                         5.00         4/01/2027          6,313
    6,000       Series A (NBGA)                                         5.00         4/01/2028          6,303
             Texas A&M Univ. RB,
    2,885       Series 2001B (PRE)                                      5.00         5/15/2021          3,120
    1,550       Series 2001B                                            5.00         5/15/2021          1,635
             Texas Tech Univ. RB,
    2,000       9th Series 2003 (INS)                                   5.25         2/15/2018          2,174
    2,570       9th Series 2003 (INS)                                   5.25         2/15/2019          2,791
    6,420    Travis County Health Facilities
                Development Corp. RB,
                Series 1999A (PRE)(INS)                                 5.88        11/15/2024          7,119

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON             FINAL         MARKET
   AMOUNT    SECURITY                                                   RATE          MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------
             Tyler Health Facilities Development
                Corp. Hospital RB,
  $ 3,700       Series 1993A (East Texas Medical Center)                6.75%       11/01/2025     $    3,702
   10,300       Series 1993B (East Texas Medical Center)                6.75        11/01/2025         10,305
    7,350       Series 2001 (Mother Frances Hospital)                   6.00         7/01/2027          7,807
    4,595       Series 2003 (Mother Frances Hospital)                   5.75         7/01/2027          4,836
    8,585       Series 2003 (Mother Frances Hospital)                   5.75         7/01/2033          8,997
             Univ. of Texas Board of Regents RB,
    5,000       Series 2001B (PRE)                                      5.38         8/15/2017          5,518
    9,500       Series 2001B (PRE)                                      5.38         8/15/2019         10,483
   19,985       Series 2002B (PRE)                                      5.25         7/01/2019         21,927
    2,500       Series 2003B                                            5.25         8/15/2020          2,718
   24,280    Veterans' Land Board RB, Series 2002(d)                    6.25         8/01/2035         27,332
    7,500    Water Development Board Senior Lien RB,
                Series 1997B                                            5.00         7/15/2019          7,786
    7,420    Weatherford ISD GO, Series 2001 (NBGA)                     5.45         2/15/2030          7,940
    3,000    Wichita Falls Water and Sewer Systems RB,
                Series 2001 (INS)                                       5.38         8/01/2024          3,238

             UTAH (0.3%)
    7,150    Nebo School District GO,
                Series 2000 (PRE)(NBGA)                                 5.50         7/01/2020          7,841

             VIRGINIA (0.3%)
    5,000    Greater Richmond Convention Center Auth. RB,
                Series 2000 (PRE)                                       6.25         6/15/2032          5,668
    1,000    Hanover County IDA Bon Secours Health
                System Hospital RB, Series 1995 (INS)                   6.38         8/15/2018          1,187

             WASHINGTON (1.3%)
    1,825    Grant County Public Utility District No. 2 RB,
                Series 2005A (INS)                                      5.00         1/01/2029          1,907
    7,665    Health Care Facilities Auth. RB,
                Series 2001A (INS)                                      5.25        10/01/2021          8,153
    5,000    Housing Finance Commission RB,
                Series 1999 (INS)                                       6.00         7/01/2029          5,423
    9,830    Snohomish County GO, Series 2001 (INS)                     5.13        12/01/2021         10,523
             Spokane Public Facilities District RB,
    1,000       Series 2003 (INS)                                       5.75        12/01/2020          1,131
    2,000       Series 2003 (INS)                                       5.75        12/01/2021          2,260
    1,000       Series 2003 (INS)                                       5.75        12/01/2022          1,130

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON             FINAL         MARKET
   AMOUNT    SECURITY                                                   RATE          MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------
             WEST VIRGINIA (0.2%)
             West Virginia Univ. Board of Governors RB,
  $ 2,500       Series 2004C (INS)                                      5.00%       10/01/2027     $    2,630
    2,500       Series 2004C (INS)                                      5.00        10/01/2028          2,627

             WISCONSIN (0.7%)
    7,250    Health and Education Facilities Auth. RB,
                Series 2001 (Froedtert & Community Health)              5.38        10/01/2021          7,572
    8,000    Univ. of Wisconsin Hospitals and Clinics
                Auth. RB, Series 2000 (INS)                             6.20         4/01/2029          9,009
                                                                                                   ----------
             Total fixed-rate instruments (cost: $2,195,039)                                        2,363,849
                                                                                                   ----------

             PUT BONDS (0.6%)

             DISTRICT OF COLUMBIA (0.2%)
    3,500    MedStar Univ. Hospital RB, Series 2001C (PRE)              6.80         8/15/2031          3,551

             MICHIGAN (0.2%)
    5,500    Strategic Fund PCRB, Series 1995CC (INS)                   4.85         9/01/2030          5,790

             MONTANA (0.2%)
    5,000    Forsyth PCRB, Series 1999A (INS)                           5.00        10/01/2032          5,242
                                                                                                   ----------
             Total put bonds (cost: $14,008)                                                           14,583
                                                                                                   ----------

             VARIABLE-RATE DEMAND NOTES (1.2%)

             ALABAMA (0.0%)(e)
      600    McIntosh IDRB, Series 1998D                                3.10         7/01/2028            600

             CALIFORNIA (0.7%)
    1,900    State Economic Recovery RB,
                Series 2004C-7 (LOC - BNP Paribas)                      2.78         7/01/2023          1,900
             State Financing Auth. PCRB,
    7,400       Series 1996C (LOC - JPMorgan Chase
                Bank, N.A.)                                             2.80        11/01/2026          7,400
      200       Series 1996F (LOC - JPMorgan Chase
                Bank, N.A.)                                             2.77        11/01/2026            200

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON             FINAL         MARKET
   AMOUNT    SECURITY                                                   RATE          MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------
  $ 6,200    State GO, Series 2004B-2 (LOC - Citibank,
                N.A., National Australia Bank Ltd.,
                State Street Bank & Trust Co.)                          2.78%        5/01/2034     $    6,200
      500    Statewide Communities Development Auth. RB,
                Series 2001A (LOC - U.S. Bank, N.A.)                    2.77        10/01/2031            500

             COLORADO (0.0%)(e)
      350    Colorado Springs RB, Series 2003                           2.75         6/01/2023            350
      400    Water Valley Metropolitan District No. 2 GO,
                Series 2005 (LOC - Wells Fargo Bank, N.A.)              2.76        12/01/2024            400

             ILLINOIS (0.2%)
    3,000    Educational Facilities Auth. RB,
                Series 2001 (Concordia Univ. River Project)
                (LOC - Harris Trust & Savings Bank)                     2.82        10/01/2031          3,000
      700    St. Clair County Industrial Building RB,
                Series 1994 (NBGA)                                      2.75         8/20/2032            700

             MISSOURI (0.2%)
    4,700    St. Charles County IDA RB, Series 1993 (NBGA)              2.75         2/01/2029          4,700

             NEW YORK (0.0%)(e)
      500    New York City GO, Series 1994A-4
                (LOC - WestLB AB)                                       2.80         8/01/2023            500

             VIRGINIA (0.1%)
    2,400    Loudoun County IDA RB, Series 2003A                        2.82         2/15/2038          2,400
                                                                                                   ----------
             Total variable-rate demand notes (cost: $28,850)                                          28,850
                                                                                                   ----------

             TOTAL INVESTMENTS (COST: $2,237,897)                                                  $2,407,282
                                                                                                   ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA LONG-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

                 Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 (a) Restricted security that is not registered under the
                     Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager), under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

                 (b) Stepped-coupon security that is initially issued in
                     zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

                 (c) At September 30, 2005, the aggregate market value of
                     securities purchased on a delayed-delivery basis was $55,577,000, which included when-issued securities of $53,505,000.

                 (d) At September 30, 2005, portions of these securities
                     were segregated to cover delayed-delivery and when-issued purchases.

                 (e) Represents less than 0.1% of net assets.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA LONG-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

ASSETS
   Investments in securities, at market value (identified cost of $2,237,897)  $2,407,282
   Cash                                                                                55
   Receivables:
      Capital shares sold                                                             604
      Interest                                                                     33,020
                                                                               ----------
         Total assets                                                           2,440,961
                                                                               ----------
LIABILITIES
   Payables:
      Securities purchased (when-issued of $53,838)                                55,928
      Capital shares redeemed                                                         501
      Dividends on capital shares                                                   2,551
   Accrued management fees                                                            550
   Accrued transfer agent's fees                                                        4
   Other accrued expenses and payables                                                175
                                                                               ----------
         Total liabilities                                                         59,709
                                                                               ----------
            Net assets applicable to capital shares outstanding                $2,381,252
                                                                               ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                             $2,207,588
   Accumulated net realized gain on investments                                     4,279
   Net unrealized appreciation of investments                                     169,385
                                                                               ----------
            Net assets applicable to capital shares outstanding                $2,381,252
                                                                               ==========
   Capital shares outstanding                                                     168,342
                                                                               ==========
   Authorized shares of $.01 par value                                            290,000
                                                                               ==========
   Net asset value, redemption price, and offering price per share             $    14.15
                                                                               ==========

    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA LONG-TERM FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 (UNAUDITED)

INVESTMENT INCOME
   Interest income                                                      $58,076
                                                                        -------
EXPENSES:
   Management fees                                                        3,988
   Administration and servicing fees                                      1,775
   Transfer agent's fees                                                    471
   Custody and accounting fees                                              177
   Postage                                                                   55
   Shareholder reporting fees                                                17
   Directors' fees                                                            4
   Registration fees                                                         29
   Professional fees                                                         42
   Other                                                                     28
                                                                        -------
      Total expenses                                                      6,586
   Expenses paid indirectly                                                 (19)
                                                                        -------
      Net expenses                                                        6,567
                                                                        -------
NET INVESTMENT INCOME                                                    51,509
                                                                        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss):
      Unaffiliated transactions                                           2,413
      Affiliated transactions (Note 7)                                      (74)
   Change in net unrealized appreciation/depreciation                    19,489
                                                                        -------
       Net realized and unrealized gain                                  21,828
                                                                        -------
Increase in net assets resulting from operations                        $73,337
                                                                        =======

    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA LONG-TERM FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2005

                                                                 9/30/2005         3/31/2005
                                                                ----------------------------
FROM OPERATIONS
   Net investment income                                        $   51,509        $  100,864
   Net realized gain on investments                                  2,339             2,342
   Change in net unrealized appreciation/depreciation
      of investments                                                19,489           (23,614)
                                                                ----------------------------
      Increase in net assets resulting from operations              73,337            79,592
                                                                ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           (51,518)         (100,864)
                                                                ----------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                       120,353           214,842
   Dividend reinvestments                                           36,225            70,090
   Cost of shares redeemed                                         (97,391)         (236,523)
                                                                ----------------------------
      Increase in net assets from
         capital share transactions                                 59,187            48,409
                                                                ----------------------------
   Net increase in net assets                                       81,006            27,137

NET ASSETS
   Beginning of period                                           2,300,246         2,273,109
                                                                ----------------------------
   End of period                                                $2,381,252        $2,300,246
                                                                ============================
Accumulated undistributed net investment income:
   End of period                                                $        -        $        9
                                                                ============================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                       8,463            15,312
   Shares issued for dividends reinvested                            2,543             5,012
   Shares redeemed                                                  (6,852)          (16,978)
                                                                ----------------------------
      Increase in shares outstanding                                 4,154             3,346
                                                                ============================

    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA LONG-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA Long-Term Fund (the
          Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

               1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

               2. Securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value.

               3. Securities for which market quotations are not readily
                  available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund,

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                  are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

                  Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

            B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

            C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

            D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -
               Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 31, 2005, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $55,928,000, which included when-issued securities of $53,838,000.

            E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended September 30, 2005, these custodian and other bank credits reduced the Fund's expenses by $19,000.

            F. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

            G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

          The USAA  funds  that are  party to the loan  agreement  are  assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in tot al (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

          For the six-month period ended September 30, 2005, the Fund paid CAPCO facility fees of $4,000, which represents 7.6% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2005.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2006, in accordance with applicable tax law.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

          Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2005, were $276,870,000 and $154,702,000, respectively.

          As of September 30, 2005, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

          Gross unrealized appreciation and depreciation of investments as of September 30, 2005, were $171,090,000 and $1,705,000, respectively, resulting in net unrealized appreciation of $169,385,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper General Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper General Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets.

               The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

               over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE           ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)             AS A % OF THE FUND'S AVERAGE NET ASSETS
------------------------------------------------------------------------
+/- 0.20% to 0.50%               +/- 0.04%
+/- 0.51% to 1.00%               +/- 0.05%
+/- 1.01% and greater            +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

               Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper General Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

               For the six-month period ended September 30, 2005, the Fund incurred total management fees, paid or payable to the Manager, of $3,988,000, which included a performance adjustment of $676,000 that increased the base management fee of 0.28% by 0.06%.

            B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services the Manager receives a fee accrued

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

               daily and paid monthly, at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended September 30, 2005, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,775,000.

               In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended September 30, 2005, the Fund reimbursed the Manager $25,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
               Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $471,000.

            D. UNDERWRITING SERVICES - The Manager provides exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

          During the six-month period ended September 30, 2005, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred:

                                                                                         NET REALIZED
                                                                            COST TO       GAIN (LOSS)
       SELLER                                PURCHASER                     PURCHASER       TO SELLER
-----------------------------------------------------------------------------------------------------
USAA Long-Term Fund                  USAA California Bond Fund            $ 6,399,000       $(82,000)
USAA Long-Term Fund                  USAA Florida Tax-Free Income Fund      6,393,000         36,000
USAA Long-Term Fund                  USAA Virginia Bond Fund               11,230,000        (28,000)
USAA Florida Tax-Free Income Fund    USAA Long-Term Fund                    5,291,000          7,000
USAA New York Bond Fund              USAA Long-Term Fund                    2,120,000         89,000
USAA California Bond Fund            USAA Long-Term Fund                    9,169,000         84,000

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                         SIX-MONTH
                                       PERIOD ENDED
                                       SEPTEMBER 30,                                YEAR ENDED MARCH 31,
                                      ------------------------------------------------------------------------------------------
                                            2005            2005            2004            2003            2002            2001
                                      ------------------------------------------------------------------------------------------
Net asset value at
   beginning of period                $    14.01      $    14.13      $    13.83      $    13.11      $    13.41      $    12.75
                                      ------------------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income                     .31             .63             .65             .66             .70             .74
   Net realized and
      unrealized gain (loss)                 .14            (.12)            .30             .72            (.30)            .66
                                      ------------------------------------------------------------------------------------------
Total from investment operations             .45             .51             .95            1.38             .40            1.40
                                      ------------------------------------------------------------------------------------------
Less distributions:
   From net investment income               (.31)           (.63)           (.65)           (.66)           (.70)           (.74)
                                      ------------------------------------------------------------------------------------------
Net asset value at end of period      $    14.15      $    14.01      $    14.13      $    13.83      $    13.11      $    13.41
                                      ==========================================================================================
Total return (%)*                           3.22            3.70            7.01           10.76            3.03           11.35
Net assets at end of period (000)     $2,381,252      $2,300,246      $2,273,109      $2,246,088      $2,092,574      $2,098,984
Ratio of expenses to
   average net assets (%)**(b)               .56(a)          .56             .56             .54             .46             .36
Ratio of net investment income
   to average net assets (%)**              4.35(a)         4.50            4.63            4.90            5.25            5.72
Portfolio turnover (%)                      6.66           17.02           22.81           29.11           39.84           46.62

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended September 30, 2005, average net assets were $2,360,306,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                            (.00%)(+)       (.00%)(+)       (.00%)(+)       (.00%)(+)       (.01%)             -
    (+) Represents less than 0.01% of average net assets.

44

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA LONG-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

          As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2005, through September 30, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

          The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

          The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA LONG-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

          use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                    EXPENSES PAID
                                             BEGINNING           ENDING             DURING PERIOD*
                                           ACCOUNT VALUE     ACCOUNT VALUE         APRIL 1, 2005 -
                                           APRIL 1, 2005    SEPTEMBER 30, 2005    SEPTEMBER 30, 2005
                                         -----------------------------------------------------------
Actual                                       $1,000.00           $1,032.20              $2.83
Hypothetical (5% return before expenses)      1,000.00            1,022.29               2.81

         *Expenses are equal to the Fund's annualized expense ratio of 0.56%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 3.22% for the six-month period of April 1, 2005, through September 30, 2005.

46

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT

USAA LONG-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

          At a meeting of the Board of Directors held on April 27-28, 2005, the Board, including the Directors who are not "interested persons" of the Company (the "Independent Directors"), approved the continuance of the Investment Advisory Agreement between the Company and the Manager with respect to the Fund.

          In advance of the meeting, the Directors received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Directors reviewed the proposed continuance of the Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement with respect to the Fund. The Independent Directors also reviewed the proposed continuation of the Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

          At each regularly scheduled meeting of the Board and its committees, the Board of Directors of the Company receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance,

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA LONG-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

          comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the
          Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included certain types of information previously received at such meetings.

          After full consideration of a variety of factors, the Board of Directors, including the Independent Directors, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Directors did not identify any single factor as controlling, and each Director attributed different weights to various factors. Throughout their deliberations, the Independent Directors were represented and assisted by independent counsel.

          NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Directors reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Company.

          The  Board   considered  the  Manager's   management   style  and  the
          performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager,

48

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA LONG-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

          including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

          The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Directors, guided also by information obtained from their experiences as directors of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

          EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in the same investment classification/objective

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA LONG-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

          as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was below the median of its expense group and was the median of its expense universe. The data indicated that the Fund's total expense ratio was the median of its expense group and was below the median of its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

          In considering the Fund's performance, the Board of Directors noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Directors also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2004. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the one- and three-year periods ended December 31, 2004.

          COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information

50

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA LONG-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

          for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Directors reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Company, including that the Manager may derive reputational and other benefits from its association with the Fund. The Directors recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

          ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale that the Manager may experience as a result of growth in the Fund's assets. The Board noted that the Fund's contractual management fee is below the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board also took into account management's discussion of the relatively small universe of fixed-income funds that currently have breakpoints in their advisory fee. The Board determined that the current investment management fee structure was reasonable.

          CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
          (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA LONG-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

          appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of the services provided by the Manager. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

52

 N O T E S
==========----------------------------------------------------------------------

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                      DIRECTORS     Christopher W. Claus
                                    Barbara B. Dreeben
                                    Robert L. Mason, Ph.D.
                                    Michael F. Reimherr
                                    Laura T. Starks, Ph.D.
                                    Richard A. Zucker

                 ADMINISTRATOR,     USAA Investment Management Company
            INVESTMENT ADVISER,     P.O. Box 659453
                   UNDERWRITER,     San Antonio, Texas 78265-9825
                AND DISTRIBUTOR

                 TRANSFER AGENT     USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288

                  CUSTODIAN AND     State Street Bank & Trust Company
               ACCOUNTING AGENT     P.O. Box 1713
                                    Boston, Massachusetts 02105

                    INDEPENDENT     Ernst & Young LLP
              REGISTERED PUBLIC     100 West Houston St., Suite 1800
                ACCOUNTING FIRM     San Antonio, Texas 78205

                      TELEPHONE     Call toll free - Central time
               ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                                    Saturday, 8:30 a.m. to 5 p.m.
                                    Sunday, 10:30 a.m. to 7 p.m.

                 FOR ADDITIONAL     (800) 531-8181
              INFORMATION ABOUT     For account servicing, exchanges,
                   MUTUAL FUNDS     or redemptions (800) 531-8448

                RECORDED MUTUAL     24-hour service (from any phone)
              FUND PRICE QUOTES     (800) 531-8066

                    MUTUAL FUND     (from touch-tone phones only)
                 USAA TOUCHLINE     For account balance, last transaction, fund
                                    prices, or to exchange or redeem fund shares
                                    (800) 531-8777

                INTERNET ACCESS     USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
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   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
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                                                                     USAA
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   Receive this document
   and others electronically.
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      [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
           USAA               ----------------------------------
                                  INSURANCE o MEMBER SERVICES

39596-1105                                   (C)2005, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.





                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    NOVEMBER 22, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    NOVEMBER 28, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    NOVEMBER 22, 2005
         ------------------------------


*Print the name and title of each signing officer under his or her signature.